UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549
                               FORM 13F
                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
       					[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
       Name:	 		Stewardship Partners Investment Counsel, Inc.
       Address:		 	2514 Plantation Center Drive
				Matthews, NC 28105
       Form 13F File Number: 	028-11684

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items,statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: 		Timothy P. Burns
Title: 		Chief Financial Officer
Phone: 		800-930-6949
Signature, 		Place, 		and Date of Signing:
Timothy P. Burns	Matthews, NC	November 9, 2012

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total:	48
Form 13F Information Table Value Total: $55,117

List of Other Included Managers:

NONE
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   FORM 13F INFORMATION TABLE
							VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER		   VOTING AUTHORITY
   NAME OF ISSUER	TITLE OF CLASS	CUSIP		(X1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE

Abbott Laboratories	COM		002824100	261	3801	SH		SOLE			3801
Accenture Plc		SHS		G1151C101	1607	22947	SH		SOLE			22947
Adobe Sys Inc.		COM		00724F101	915	28210	SH		SOLE			28210
Aflac Inc.		COM		001055102	1209	25258	SH		SOLE			25258
American Elec Pwr 	COM		025537101	416	9470	SH		SOLE			9470
Apache Corp		COM		037411105	1008	11656	SH		SOLE			11656
Banco Bradesco		ADR		059460303	998	62086	SH		SOLE			62086
BBT Corp		COM		054937107	1622	48917	SH		SOLE			48917
Berkley W R Corp	COM		084423102	271	7231	SH		SOLE			7231
Caterpillar		COM		149123101	1096	12733	SH		SOLE			12733
Cenovus Energy Inc	COM		15135U109	566	16241	SH		SOLE			16241
Cheesecake Factory	COM		163072101	343	9606	SH		SOLE			9606
China Mble Hong K	ADR		16941M109	1255	22670	SH		SOLE			22670
Cisco Sys Inc		COM		17275R102	2079	108893	SH		SOLE			108893
Credit Suisse Group	ADR		225401108	843	39839	SH		SOLE			39839
Ctrip.Com Intl Ltd	ADR		22943F100	947	56091	SH		SOLE			56091
Darden Restaurants	COM		237194105	1385	24846	SH		SOLE			24846
Deere Co		COM		244199105	1661	20145	SH		SOLE			20145
Devon Energy Corp	COM		25179M103	230	3805	SH		SOLE			3805
Dr Reddys Labs		ADR		256135203	1504	48731	SH		SOLE			48731
First Solar Inc.	COM		336433107	1179	53222	SH		SOLE			53222
General Dynamics	COM		369550108	1327	20065	SH		SOLE			20065
Heartland Express 	COM		422347104	219	16408	SH		SOLE			16408
Joy Global Inc		COM		481165108	1700	30326	SH		SOLE			30326
Icici Bk Ltd		ADR		45104G104	1307	32573	SH		SOLE			32573
Icon Pub LTD Co		ADR		45103T107	1040	42677	SH		SOLE			42677
Illinois Tool Wks 	COM		452308109	274	4615	SH		SOLE			4615
Intuitive Surgical 	COM		46120E602	2348	4737	SH		SOLE			4737
Itau Unibanco		ADR		465562106	1305	85390	SH		SOLE			85390
ITT Corp		COM		450911201	216	10736	SH		SOLE			10736
Kimberly Clark		COM		494368103	1203	14027	SH		SOLE			14027
Kohls Corp		COM		500255104	1648	32167	SH		SOLE			32167
NII Holdings Inc	CL B		62913F201	827	105581	SH		SOLE			105581
Noble Corporation	SHS		H5833N103	1279	35734	SH		SOLE			35734
Noble Energy		COM		655044105	1168	12598	SH		SOLE			12598
O Reilly Automotive	COM		67103H107	1255	15011	SH		SOLE			15011
Paccar Inc		COM		693718108	1002	25043	SH		SOLE			25043
Petroleo Brasilerio	ADR		71654V408	1399	61008	SH		SOLE			61008
Potash Corp		COM		73755L107	2065	47562	SH		SOLE			47562
Qualcomm Inc		COM		747525103	2482	39735	SH		SOLE			39735
SPDR Gold Trust		SHS		78463V107	3015	17538	SH		SOLE			17538
Syngenta AG		ADR		87160A100	227	3027	SH		SOLE			3027
Sysco Corp		COM		871829107	1247	39890	SH		SOLE			39890
Theratechnologies	COM		88338H100	1458	2877998	SH		SOLE			2877998
Tortoise Energy		COM		89147L100	1091	26946	SH		SOLE			26946
Tortoise NA Energy	COM		89147T103	211	8058	SH		SOLE			8058
Waters Corp		COM		941848103	1240	14882	SH		SOLE			14882
Xilinx Inc		COM		983919101	1169	34975	SH		SOLE			34975


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